Convertible Notes Payable (Details) $ / shares in Units, $ in Thousands					1 Months Ended	12 Months Ended
	Sep. 29, 2021 shares	Jan. 04, 2021 USD ($) share	Jun. 11, 2020 USD ($) shares	Apr. 17, 2020 USD ($) shares	Sep. 30, 2021 USD ($)	Dec. 31, 2021 USD ($) $ / shares	Dec. 31, 2020 USD ($)	May 31, 2021 USD ($)	Dec. 31, 2019 USD ($)	Nov. 15, 2019 USD ($)
Debt Instrument [Line Items]
Principal amount								$ 53,500
Loss on convertible note modification						$ 50,577	$ 0
Exchange ratio	0.8149
Convertible Notes Due April 17, 2035 | Series D
Debt Instrument [Line Items]
Number of shares issued upon conversion | shares			11,636,645	2,895,934
Convertible Notes Due January 3, 2023 | Convertible Note
Debt Instrument [Line Items]
Loss on convertible note modification					$ 50,600
Convertible Note
Debt Instrument [Line Items]
Carrying amount of debt						$ 0	$ 0
Convertible Note | Convertible Notes Due November 15, 2024
Debt Instrument [Line Items]
Principal amount										$ 1,500
Effective interest rate (as a percent)									2.00%	2.00%
Carrying amount of debt									$ 1,500
Convertible Note | Convertible Notes Due April 17, 2035
Debt Instrument [Line Items]
Principal amount				$ 5,500
Effective interest rate (as a percent)				1.44%
Amount of debt converted			$ 4,400	$ 1,100
Convertible Note | Convertible Notes Due January 3, 2023
Debt Instrument [Line Items]
Principal amount		$ 5,000
Effective interest rate (as a percent)		1.28%
Conversion price (in usd per share) | $ / shares						$ 0.74
Conversion of debt, shares issued (in shares) | shares	6,820,022
Number of shares the note is convertible into | share		5,557,864